INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
Schedule of Effective tax rate

	Year Ended December 31,
	2014	2013
Federal statutory income tax rate	(34.0)%	(34.0)%
State income taxes, net of federal benefit	(5.3)	(5.8)
Stock based compensation	15.4	0
Acquisition expenses	6.2	0
Permanent differences	1.3	0.0
Other	1.5	1.8
Change in valuation allowance	14.9	38.0

Provision for income taxes	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities
	Year Ended December 31,
	2014	2013
Deferred tax assets:
Net operating loss carryforwards	$1,785,000	$652,000
Fixed assets	2,000	—
Stock based compensation	—	324,000

Total deferred tax assets	1,787,000	976,000

Deferred tax liabilities
Stock based compensation	(122,000)	—
Other accruals	(31,000)	—
Total deferred tax liabilities	(153,000)	—
Net deferred tax assets
Valuation allowance	(1,634,000)	(976,000)

Net deferred tax liability	$—	$—